Note 7 - Goodwill (Details) - Goodwill - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, net	$ 236	$ 0
Goodwill, net	236	236
Coal Washing [Member]
Goodwill [Line Items]
Goodwill	236
Goodwill	$ 236	$ 236